Loss Per Share - Schedule of Basic and Diluted Net (Loss) / Profit Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss-continuing operations		$ (8,146,591)	$ (2,552,299)	$ (771,483)
Net loss / profit – discontinued operations		(532,698)	4,631
Total net loss		$ (8,679,289)	$ (2,547,668)	$ (771,483)
Denominator:
Weighted-average shares outstanding-Basic	[1]	73,451,251	13,947,917	12,000,000
Stock options and restricted shares
Weighted-average shares outstanding-Diluted	[1]	73,451,251	13,947,917	12,000,000
Loss per share-continuing operations
Basic earnings per share	[1]	$ (0.12)	$ (0.18)	$ (0.06)
Diluted earnings per share	[1]	$ (0.12)	$ (0.18)	$ (0.06)

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023.